UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2010

Ticker | HPI

John Hancock Preferred Income Fund
April 30, 2010 (Unaudited)

	Shares	Value

Preferred Stocks 143.98%		$712,777,937
(Cost $751,892,791)

Consumer Discretionary 10.98%		54,360,274

Media 10.98%
CBS Corp., 6.750% (Z)	268,100	6,356,651
CBS Corp., 7.250%	67,000	1,650,880
Comcast Corp., 7.000%, Series B (Z)	634,000	16,014,840
Comcast Corp., 7.000% (Z)	227,000	5,740,830
Viacom, Inc., 6.850% (Z)	985,065	24,597,073

Consumer Staples 2.09%		10,363,038

Food & Staples Retailing 2.09%
Ocean Spray Cranberries, Inc., 6.250%, Series A (S)(Z)	143,000	10,363,038

Energy 7.12%		35,228,200

Oil, Gas & Consumable Fuels 7.12%
Nexen, Inc., 7.350% (Z)	1,316,000	32,571,000
Southern Union Company, 7.550% (Z)	104,000	2,657,200

Financials 80.73%		399,689,687

Capital Markets 12.56%
Credit Suisse Guernsey, 7.900%	418,000	10,784,400
Goldman Sachs Group, Inc., 6.200%, Series B (Z)	269,500	6,419,490
Lehman Brothers Holdings Capital Trust III, 6.375%, Series K (I)	150,000	15,000
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Series C (I)	175,600	8,780
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	366,400	8,104,768
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	278,752	6,252,407
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	367,000	8,422,650
Morgan Stanley Capital Trust III, 6.250% (Z)	238,100	5,231,057
Morgan Stanley Capital Trust IV, 6.250% (Z)	318,560	6,909,566
Morgan Stanley Capital Trust V, 5.750% (Z)	417,600	8,452,224
Morgan Stanley Capital Trust VI, 6.600%	38,300	882,815
Morgan Stanley Capital Trust VII, 6.600%	30,300	692,961
Commercial Banks 15.74%
Barclays Bank PLC, 7.100%, Series 3	53,800	1,262,686
Barclays Bank PLC, 8.125%, Series 5 (Z)	722,500	18,178,100
HSBC Holdings PLC, 6.200%, Series A (Z)	161,000	3,635,380
Royal Bank of Scotland Group PLC, 5.750%, Series L	580,000	9,233,600
Santander Finance Preferred SA Unipersonal, 10.500%, Series 10	299,000	8,123,830
Santander Holdings USA, Inc., 7.300%, Series C	130,067	3,230,864
USB Capital VIII, 6.350%, Series 1 (Z)	226,500	5,293,305
USB Capital X, 6.500% (Z)	92,400	2,200,044
USB Capital XI, 6.600%	211,000	5,220,140
Wells Fargo & Company, 8.000% (Z)	687,500	18,837,500
Wells Fargo Capital Trust IV, 7.000% (Z)	108,100	2,720,877
Consumer Finance 5.87%
HSBC Finance Corp., 6.000% (Z)	134,200	3,125,518
HSBC Finance Corp., 6.360%, Depositary Shares, Series B (Z)	297,000	6,652,800
HSBC Finance Corp., 6.875% (Z)	400,000	9,948,000
SLM Corp., 6.000% (Z)	194,100	3,571,440
SLM Corp., 6.970%, Series A (Z)	147,391	5,777,727

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John Hancock Preferred Income Fund
April 30, 2010 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 25.65%
Bank of America Corp., 6.204%, Depositary Shares, Series D (Z)	265,000	$5,355,650
Bank of America Corp., 8.200% (Z)	260,000	6,635,200
Bank of America Corp., 8.625% (Z)	95,000	2,501,350
Citigroup Capital VII, 7.125%	200,000	4,598,000
Citigroup Capital VIII, 6.950%	610,000	13,499,300
Deutsche Bank Capital Funding Trust VIII, 6.375%	30,000	678,000
Deutsche Bank Capital Funding Trust X, 7.350%	86,400	2,050,272
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	235,800	5,227,686
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	496,000	12,315,680
Fleet Capital Trust VIII, 7.200% (Z)	480,000	11,088,000
General Electric Capital Corp., 6.000%	31,600	783,680
General Electric Capital Corp., 6.050%	30,000	750,600
General Electric Capital Corp., 6.625%	107,000	2,696,400
ING Groep NV, 6.125% (Z)	61,500	1,083,015
ING Groep NV, 7.050% (Z)	755,100	15,026,490
ING Groep NV, 7.200% (Z)	100,000	2,022,000
JPMorgan Chase & Company, 5.490%, Series G	16,200	783,270
JPMorgan Chase & Company, 5.720%, Series F	11,300	550,197
JPMorgan Chase & Company, 6.150%, Series E	12,500	621,375
JPMorgan Chase Capital X, 7.000%, Series J (Z)	487,000	12,345,450
JPMorgan Chase Capital XI, 5.875%	38,500	885,500
JPMorgan Chase Capital XXIX, 6.700%	470,000	11,397,500
RBS Capital Funding Trust V, 5.900% (Z)	620,000	8,494,000
RBS Capital Funding Trust VII, 6.080% (Z)	220,000	3,033,800
Repsol International Capital Ltd., 7.450%, Series A	100,000	2,532,000
Insurance 11.08%
Aegon NV, 6.375% (Z)	450,900	8,715,897
Aegon NV, 6.500% (Z)	123,000	2,371,440
Lincoln National Capital VI, 6.750%, Series F (Z)	175,800	4,189,314
MetLife, Inc., 6.500%, Series B (Z)	907,800	21,995,994
PLC Capital Trust IV, 7.250% (Z)	237,500	5,880,500
PLC Capital Trust V, 6.125% (Z)	256,000	5,363,200
Prudential PLC, 6.500% (Z)	145,000	3,353,850
RenaissanceRe Holdings Ltd., 6.080%, Series C (Z)	147,500	2,995,725
Real Estate Investment Trusts 7.83%
Duke Realty Corp., 6.500%, Depositary Shares, Series K (Z)	110,000	2,391,400
Duke Realty Corp., 6.600%, Depositary Shares, Series L (Z)	109,840	2,406,594
Duke Realty Corp., 6.625%, Depositary Shares, Series J (Z)	66,525	1,452,241
PFGI Capital Corp., 7.750% (Z)	796,000	20,138,800
Public Storage, Inc., 7.500%, Depositary Shares, Series V (Z)	300,000	7,563,000
Wachovia Preferred Funding Corp., 7.250%, Series A (Z)	202,500	4,809,375
Thrifts & Mortgage Finance 2.00%
Federal National Mortgage Association, Series S (8.250% to
12/13/10, then 3 month LIBOR + 4.230%) (I)	80,000	116,800
Sovereign Capital Trust V, 7.750% (Z)	390,100	9,803,213

Telecommunication Services 8.22%		40,674,495

Diversified Telecommunication Services 0.11%
AT&T, Inc., 6.375% (Z)	21,000	553,770
Wireless Telecommunication Services 8.11%
Telephone & Data Systems, Inc., 6.625% (Z)	233,000	5,545,400

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John Hancock Preferred Income Fund
April 30, 2010 (Unaudited)

	Shares	Value

Telecommunication Services (continued)
Telephone & Data Systems, Inc., 7.600%, Series A (Z)	816,553	$20,095,369
United States Cellular Corp., 7.500% (Z)	582,460	14,479,956

Utilities 34.84%		172,462,243

Electric Utilities 18.94%
Duquesne Light Company, 6.500% (Z)	73,650	3,581,231
Entergy Louisiana LLC, 6.000%	200,000	4,904,000
Entergy Mississippi, Inc., 6.200%	82,000	2,021,300
Entergy Texas, Inc., 7.875%	50,200	1,398,070
FPC Capital I, 7.100%, Series A (Z)	540,000	13,721,400
FPL Group Capital Trust I, 5.875% (Z)	300,000	7,632,000
Georgia Power Capital Trust VII, 5.875% (Z)	250,600	6,290,060
Georgia Power Company, 6.000%, Series R (Z)	365,000	9,198,000
HECO Capital Trust III, 6.500% (Z)	379,100	9,648,095
NSTAR Electric Company, 4.780% (Z)	15,143	1,244,093
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	230,000	5,714,074
PPL Energy Supply, LLC, 7.000% (Z)	554,610	14,114,825
Southern California Edison Company, 6.125% (Z)	119,000	11,364,500
Westar Energy, Inc., 6.100% (Z)	115,400	2,909,234
Multi-Utilities 15.90%
Baltimore Gas & Electric Company, 6.990%, Series 1995 (Z)	40,000	3,967,500
BGE Capital Trust II, 6.200% (Z)	647,000	15,139,800
Dominion Resources, Inc., 8.375%, Series A (Z)	383,000	10,846,560
DTE Energy Trust I, 7.800% (Z)	110,000	2,809,400
Interstate Power & Light Company, 8.375%, Series B (Z)	713,350	20,851,221
SCANA Corp., 7.700% (Z)	596,000	16,324,440
Xcel Energy, Inc., 7.600% (Z)	326,000	8,782,440
	Shares	Value

Common Stocks 1.66%		$8,242,750
(Cost $8,325,865)

Energy 0.21%		1,043,000

Oil, Gas & Consumable Fuels 0.21%
BP PLC, SADR	20,000	1,043,000

Telecommunication Services 1.33%		6,608,150

Diversified Telecommunication Services 1.33%
AT&T, Inc.	115,000	2,996,900
Verizon Communications, Inc.	125,000	3,611,250

Utilities 0.12%		591,600

Gas Utilities 0.12%
Atmos Energy Corp.	20,000	591,600

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John Hancock Preferred Income Fund
April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 2.14%				$10,605,961
(Cost $11,177,482)
Energy 1.66%				8,228,000
Oil, Gas & Consumable Fuels 1.66%
Southern Union Company,
(7.200% to 11/01/2011, then 3 month LIBOR + 3.0175%) (Z)	7.200%	11/01/66	$8,800,000	8,228,000
Utilities 0.48%				$2,377,961
Electric Utilities 0.48%
Entergy Gulf States, Inc. (Z)	6.200	07/01/33	2,400,000	2,377,961

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 3.05%				$15,097,679
(Cost $15,097,679)
Short-Term Securities 3.05%				15,097,679
Federal Home Loan Bank Discount Note	0.060%	05/03/10	$5,100,000	5,099,983
U.S. Treasury Bill	0.010	07/01/10	10,000,000	9,997,696

Total investments (Cost $786,493,817)† 150.83%				$746,724,327

Other assets and liabilities, net (50.83%)				($251,660,133)

Total net assets 100.00%				$495,064,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets applicable to common shareholders.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at April 30, 2010 was $565,654,213.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $786,567,309. Net unrealized depreciation aggregated $39,842,982, of which $21,983,097 related to appreciated investment securities and $61,826,079 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/10	Price	Inputs	Inputs
Preferred Stocks
Consumer Discretionary	$54,360,274	$54,360,274	—	—
Consumer Staples	10,363,038	—	$10,363,038	—
Energy	35,228,200	35,228,200	—	—
Financials	399,689,687	379,542,107	8,780	$20,138,800
Telecommunication Services	40,674,495	40,674,495	—	—
Utilities	172,462,243	145,192,775	27,269,468	—
Common Stocks
Energy	1,043,000	1,043,000	—	—
Telecommunication Services	6,608,150	6,608,150	—	—
Utilities	591,600	591,600	—	—
Corporate Bonds
Energy	8,228,000	—	8,228,000	—
Utilities	2,377,961	—	2,377,961	—
Short-Term Investments	15,097,679	—	15,097,679	—
Total Investments in Securities	$746,724,327	$663,240,601	$63,344,926	$20,138,800
Other Financial Instruments	($5,236,938)	—	($5,236,938)	—
Totals	$741,487,389	$663,240,601	$58,107,988	$20,138,800

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of July 31, 2009	$18,396,050
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized gain (loss)	1,742,750
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of April 30, 2010	$20,138,800

During the nine month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or

5

evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Interest Rate Swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the nine month period ended April 30, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2010. During the nine month period ended April 30, 2010, the Fund invested in interest rate swaps with total notional values as represented below.

	USD	PAYMENTS	PAYMENTS
COUNTER-	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED
PARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
Bank of			3 Month
America	$70,000,000	4.374%	LIBOR (a)	11/15/2007	11/15/2010	($2,845,680)	($2,845,680)
Morgan			3 Month
Stanley	70,000,000	3.790%	LIBOR (a)	01/07/2008	01/07/2011	(2,391,258)	(2,391,258)
	$140,000,000					($5,236,938)	($5,236,938)
(a) At April 30, 2010, the 3-month LIBOR rate was 0.34656%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010, by risk category:

	FINANICAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Interest rate swaps	-	($5,236,938)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s semi-annual and annual reports.

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P80Q3 4/10
This report is for the information of the shareholders of John Hancock Preferred Income Fund.	6/10
7

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein___
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein___
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo____
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010